Income Taxes - Significant Components of Deferred Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred federal and state:
Total deferred federal and state	$ 52,144	$ 76,429	$ 58,965
Deferred ITC, net	(246)	(613)	(729)
Total deferred income tax expense	51,898	75,816	58,236
Property-related items
Deferred federal and state:
Total deferred federal and state	60,449	94,899	44,516
Purchased gas cost adjustments
Deferred federal and state:
Total deferred federal and state	3,834	(3,507)	8,500
Employee benefits
Deferred federal and state:
Total deferred federal and state	7,680	(7,334)	(2,517)
Regulatory adjustments
Deferred federal and state:
Total deferred federal and state	(11,962)	2,412	14,401
All other deferred
Deferred federal and state:
Total deferred federal and state	(7,857)	(10,041)	(5,935)
Southwest Gas Corporation
Deferred federal and state:
Total deferred federal and state	30,860	68,971	62,126
Deferred ITC, net	(246)	(613)	(729)
Total deferred income tax expense	30,614	68,358	61,397
Southwest Gas Corporation | Property-related items
Deferred federal and state:
Total deferred federal and state	34,398	67,576	49,129
Southwest Gas Corporation | Purchased gas cost adjustments
Deferred federal and state:
Total deferred federal and state	3,834	(3,507)	8,500
Southwest Gas Corporation | Employee benefits
Deferred federal and state:
Total deferred federal and state	6,493	2,156	(5,707)
Southwest Gas Corporation | Regulatory adjustments
Deferred federal and state:
Total deferred federal and state	(11,962)	2,412	14,401
Southwest Gas Corporation | All other deferred
Deferred federal and state:
Total deferred federal and state	$ (1,903)	$ 334	$ (4,197)